UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21477

Name of Fund:         Western Asset/Claymore U.S. Treasury Inflation Protected
                         Securities Fund 2
Fund Address:         100 Light Street
                      Baltimore, MD  21202

Name and address of agent for service:    Richard M. Wachterman, Esq.
                                          Legg Mason Wood Walker, Incorporated
                                          100 Light Street
                                          Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2004

Date of reporting period:  9/30/2004

Item 1 - Schedule of Investments

Portfolio of Investments

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 September 30, 2004 (Unaudited)
(Amounts in Thousands)

                                                                              Maturity
                                                              Rate              Date             Par            Value
------------------------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 147.6%

Corporate Bonds and Notes -- 2.9%
  Electric -- 0.7%
  The AES Corporation                                           8.875%        2/15/11         $   5,000      $     5,562
                                                                                                            --------------


  Gas and Pipeline Utilities -- 1.2%
  Dynegy Holdings Inc.                                          8.750%        2/15/12             5,000            5,200
  The Williams Companies, Inc.                                  7.500%        1/15/31             5,000            5,025
                                                                                                            --------------
                                                                                                                  10,225
                                                                                                            --------------

  Health Care -- 0.5%
  Tenet Healthcare Corporation                                  7.375%         2/1/13             5,000            4,700
                                                                                                            --------------


  Oil and Gas -- 0.5%
  El Paso Corporation                                           7.750%        1/15/32             5,000            4,363
                                                                                                            --------------

Total Corporate Bonds and Notes (Identified Cost --
$23,783)                                                                                                          24,850
------------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities -- 0.2%
  Indexed Securities -- 0.2%
  Mutual Fund Fee Trust XIII Series 2000-3                      9.070%         7/1/08             5,271            1,728 /A/
------------------------------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations -- 120.3% Fixed Rate Securities -- 8.9%
  United States Treasury Bonds                                  2.375%        1/15/25            72,348           75,370
                                                                                                            --------------

  Indexed Securities -- 111.4%
  United States Treasury Inflation-Protected Security           1.875%        7/15/13            53,111           54,013 /B/
  United States Treasury Inflation-Protected Security           2.000%        1/15/14          870,301          891,141  /B/
                                                                                                            --------------
                                                                                                                945,154
                                                                                                            --------------

Total U.S. Government and Agency Obligations (Identified Cost --
$1,030,085)                                                                                                  1,020,524
------------------------------------------------------------------------------------------------------------------------------

Yankee Bonds /C/ -- 24.2%
  Electric Utilities -- 0.6%
  Empresa Nacional de Electricidad S.A.                         7.875%         2/1/27             5,000            5,096
                                                                                                            --------------


  Foreign Governments -- 20.4%
  Federative Republic of Brazil                                14.500%        10/15/09           15,510           20,008
  Federative Republic of Brazil                                 8.000%        4/15/14             7,729            7,642
  Federative Republic of Brazil                                12.750%        1/15/20             4,100            5,197
  Federative Republic of Brazil                                10.125%        5/15/27            15,105           16,011
  Federative Republic of Brazil                                11.000%        8/17/40            11,710           13,127
  Republic of Colombia                                         11.750%        2/25/20            15,980           19,535
  Republic of Ecuador                                           8.000%        8/15/30             6,670            5,403 /D/
  Republic of El Salvador                                       8.250%        4/10/32             5,030            5,030 /E/
  Republic of Panama                                            9.375%        1/16/23            13,940           15,195
  Republic of Peru                                              8.750%        11/21/33           15,260           15,145
  Russian Federation                                            5.000%        3/31/30            36,800           35,398 /D/
  United Mexican States                                        11.500%        5/15/26            10,170           15,306
                                                                                                            --------------
                                                                                                                172,997
                                                                                                            --------------

  Oil and Gas (Exploration and Production) -- 0.6%
  Petroleos Mexicanos                                                                             4,410            4,983 /E/
                                                                                                            --------------

  Special Purpose -- 2.0%
  Aries Vermogensverwaltungs                                    9.600%        10/25/14            5,000            5,613 /E/
  Petrozuata Finance, Inc.                                      8.220%         4/1/17            11,525           11,352 /E/
                                                                                                            --------------
                                                                                                                  16,965
                                                                                                            --------------

  Telecommunications -- 0.3%
   xtel SA
  A                                                            11.000%        12/15/13               500    513
  Innova S. de R.L.                                             9.375%        9/19/13             2,300            2,501
                                                                                                            --------------
                                                                                                                   3,014
                                                                                                            --------------

  Transportation -- 0.3%
  Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.       1.000%        6/15/09             2,440            2,464
                                                                                                            --------------

Total Yankee Bonds (Identified Cost -- $200,083)                                                                 205,519
                                                                                                            --------------
Total Long-Term Securities (Identified Cost -- $1,255,599)                                                    1,252,621
------------------------------------------------------------------------------------------------------------------------------

Short-Term Securities -- 1.9%

  Options Purchased -- 0.2%
  Emerging Markets Bond Index Put, December 2004, Strike
  Price $261.45                                                                                  50,000     1
  Emerging Markets Bond Index Put, January 2005, Strike
  Price $266.40                                                                                  50,000     6
  U.S. Treasury Note Futures Call, December 2004, Strike
  Price $123.00                                                                                   1,185     19
  U.S. Treasury Note Futures Put, December 2004, Strike
  Price $111.00                                                                                   2,800            1,487
                                                                                                            --------------
                                                                                                                   1,513
                                                                                                            --------------

  Repurchase Agreements -- 1.7%
  Deutsche Bank AG
     1.85%, dated 9/30/04, to be repurchased at $14,424
     on 10/1/04
     (Collateral:  $14,448 Fannie Mae notes, 4.61%, due 10/10/13,
     value $15,029)                                                                              14,424           14,424
                                                                                                            --------------

Total Short-Term Securities (Identified Cost -- $20,612)                                                           15,937
------------------------------------------------------------------------------------------------------------------------------

Total Investments -- 149.5%  (Identified Cost -- $1,276,211)                                                   1,268,558
Other Assets Less Liabilities -- (49.5)%                                                                        (420,163)
                                                                                                            --------------

Net Assets -- 100.0%                                                                                          $ 848,395
------------------------------------------------------------------------------------------------------------------------------

                                                                               Actual      Appreciation/
                                                           Expiration        Contracts     (Depreciation)
-------------------------------------------------------------------------------------------------------------
Futures Contracts Written
   .S. Treasury Note Futures
  U                                                       December 2004              944      $    (315)
   .S. Treasury Bond Futures                              December 2004
  U                                                                         30               (33)
                                                                                             -------------
                                                                                              $    (348)
                                                                                             =============

Options Written
     .S. Treasury Note Futures Call, Strike Price $109.00
    U                                                     December 2004            2,956      $    (754)
    Emerging Markets Bond Index Call, December 2004,      December 2004
    Strike Price $319.50                                                    50,000,000           (1,644)
    Emerging Markets Bond Index Call, January 2005,       January 2005
    Strike Price $319.68                                                    50,000,000           (1,870)
     .S. Treasury Bond Futures Call, Strike Price $114.00
    U                                                     December 2004              200     12
     .S. Treasury Bond Futures Call, Strike Price $107.00
    U                                                     December 2004              640            (803)
                                                                                             -------------
                                                                                              $  (5,059)
                                                                                             =============

-------------------------------------------------------------------------------------------------------------


/A/ The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"), the Consumer Price Index ("CPI"), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2004.

/B/ Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

/C/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.

/D/ Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

/E/ Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.2% of net assets.

Security Valuation
Securities owned by the Fund for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day or, in the absence of any such sales, the bid price obtained from quotation reporting systems, pricing services or other approved methods. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting under their supervision. The factors considered in making such valuations are subject to change over time and are reviewed periodically. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Securities with remaining maturities of 60 days or less are generally valued at a readily available market price, or, if a market price is not readily available, fair valued at amortized cost.

Options, Futures and Swap Agreements
The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

By:  /s/ Randolph L. Kohn
---------------------------------

Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
Date:  November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Randolph L. Kohn
-------------------------------

Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
Date:  November 22, 2004


By:  /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
Date:  November 22, 2004